[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

Securities and Exchange Commission                                                                                                                     August 4, 2014
100 F Street, N.E.
Washington, D.C.  20549

Reference: USAA Mutual Funds Trust
                   1933 Act File No. 33-65572
                  1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 101 to the registrant’s Registration Statement filed on July 28, 2014, and the text of the Post-Effective Amendment No. 101 to the registrant’s Registration Statement has been filed electronically.

Sincerely,

Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust